Annual Total Returns (Bar Chart) - Core Balanced Trust (Core Balanced Trust, Series I, Core Balanced Trust)	12 Months Ended
May 01, 2011
Core Balanced Trust | Series I, Core Balanced Trust
Bar Chart Table:
2010	12.20%